CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 General and administrative expenses CNY	Dec. 31, 2013 General and administrative expenses CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2014 Online marketing expenses USD ($)	Dec. 31, 2014 Online marketing expenses CNY	Dec. 31, 2013 Online marketing expenses CNY	Dec. 31, 2012 Online marketing expenses CNY
Amounts of expenses contributed by related parties				$ 533	3,304	5,920	6,650
Amounts of expenses paid to related parties				29,518	183,146	92,930	74,296
Amounts of expenses incurred due to related parties	0	0	81